REVENUE-EARNING VEHICLES - DOLLAR THRIFTY (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.
Revenue-earnings vehicles
Revenue-earning vehicles	$ 15,489,800,000	$ 12,591,132,000	$ 9,678,765,000	$ 1,858,766,000	$ 1,668,473,000
Less: Accumulated depreciation	(2,169,100,000)	(1,881,030,000)	(1,360,012,000)	(390,931,000)	(326,651,000)
Total revenue earning equipment	15,706,000,000	12,908,336,000	10,105,409,000	1,467,835,000	1,341,822,000		1,875,607,000
Payments recognized from manufacturers for vehicles acquired				$ 180,500,000	$ 175,600,000	$ 524,400,000